Offerings	Jan. 21, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, and one Right to receive one-seventh (1/7) of one Ordinary Share upon the consummation of an initial business combination(2)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 69,000,000
Amount of Registration Fee	$ 10,563.90
Offering Note	Estimated solely for the purpose of calculating the registration fee.Includes 900,000 units, consisting of 900,000 ordinary shares and 900,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares included as part of the Units(3)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee.Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units(3)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee.Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units(3)
Amount Registered | shares	690,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 6,900,000
Amount of Registration Fee	$ 1,056.39
Offering Note	Estimated solely for the purpose of calculating the registration fee.Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	69,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 690,000
Amount of Registration Fee	$ 105.64
Offering Note	Estimated solely for the purpose of calculating the registration fee.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	42,250
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 422,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.35
Offering Note	Estimated solely for the purpose of calculating the registration fee.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units(3)
Amount Registered | shares	295,715
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 2,957,150
Fee Rate	0.01381%
Amount of Registration Fee	$ 408.38
Offering Note	Estimated solely for the purpose of calculating the registration fee.